GOING CONCERN	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
GOING CONCERN

The Company has just begun principal operations and as is common with a development stage company, the company has had recurring losses during its development stage. The company’s financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, the company does not have significant cash or other material assets, nor does it have an established source of revenues sufficient to cover its operating costs and to allow it to continue as a going concern. As shown in the accompanying financial statements, the Company has incurred recurring net losses from operations resulting in an accumulated deficit of $3,732,970 and $205,655 before and after entering development stage, respectively, and a working capital deficit of $34,875 as of June 30, 2011. Management is actively pursuing new ventures to increase revenues. In addition, the Company is currently seeking additional sources of capital to fund short term operations. The Company, however, is dependent upon its ability to secure equity and/or debt financing and there are no assurances that the Company will be successful, therefore, without sufficient financing it would be unlikely for the Company to continue as a going concern. On January 29, 2011, the Company’s Board of Directors resolved to issue to Jack Gregory, President and CEO, 814,217 shares of the Company’s restricted stock in return for cancellation of $97,706 Company debt owed to Jack Gregory. The shares were valued at $0.12 (twelve cents) and this value was determined from the previous issuance of shares to Jack Gregory. The shares of the Company are listed on the OTC Bulletin Board under the symbols PRHL. Financing of the restoration of the Company and all ongoing operations had been through non-interest bearing loans from the President, Jack Gregory, however there can be no assurance that financing will continue in the same fashion.The current period financial statement reflects a decrease of $97,706 in the Company liabilities resulting from the issuance of 814,217 shares of restricted stock to the Company President, Jack Gregory.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. The financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.